Equity - Increase of authorized share capital (Details) - USD ($)	Jun. 30, 2022	Apr. 27, 2022	Jun. 30, 2021
Equity
Value of ordinary shares authorised	$ 1,500,000	$ 3,000,000
Increase in ordinary shares	150,000,000
Number of ordinary shares authorised	300,000,000	300,000,000	300,000,000
Ordinary shares, par value	$ 0.01	$ 0.01	$ 0.01